Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000251000 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000251000 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000251000 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000251000 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000251000 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000251000 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000251000 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000251000 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251000 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000251000 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000251000 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251000 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000251001 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000251001 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000251001 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000251001 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000251001 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251001 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251001 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251001 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251001 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251001 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000251001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000251001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000251001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000251001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000251001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000251001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000251001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
C000251001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000251001 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000251001 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000251002 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000251002 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000251002 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000251002 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000251002 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000251002 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000251002 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251002 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251002 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251002 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000251002 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251002 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251002 [Member] | State And Local Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000251002 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000251002 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000251002 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000251002 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000251002 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000251002 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000251002 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000251002 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000251002 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251003 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000251003 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251003 [Member] | Tencent Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251003 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000251003 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251003 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251003 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251003 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251003 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251003 [Member] | ING Groep N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251003 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000251003 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000251003 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000251003 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.40%
C000251003 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.10%
C000251003 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.80%
C000251003 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251003 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.60%
C000251003 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.40%
C000251003 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.00%
C000251003 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251003 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000251004 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251004 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000251004 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000251004 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000251004 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251004 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251004 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251004 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251004 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000251004 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000251004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000251004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000251004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000251004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000251004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000251004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000251004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000251004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000251004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000251004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000251004 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251004 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000263368 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000263368 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000263368 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000263368 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000263368 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000263368 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000263368 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000263368 [Member] | W W Grainger Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000263368 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000263368 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000263368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000263368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000263368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000263368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000263368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000263368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000263368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000263368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000263368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000263368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000263368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000263368 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000263368 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000264376 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000264376 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000264376 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000264376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000264376 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000264376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000264376 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000264376 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000264376 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000264376 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000264376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000264376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000264376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000264376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000264376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000264376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000264376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000264376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000264376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000264376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000264376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000264376 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000264376 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000264377 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000264377 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000264377 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000264377 [Member] | ING Groep N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000264377 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000264377 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000264377 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000264377 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000264377 [Member] | Toronto Dominion Bank [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000264377 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000264377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000264377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000264377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000264377 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000264377 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000264377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000264377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000264377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000264377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000264377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000264377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000264377 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000264377 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000267408 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000267408 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000267408 [Member] | Tencent Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000267408 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000267408 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000267408 [Member] | King Slide Works Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000267408 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000267408 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000267408 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000267408 [Member] | Samsung Electronics Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000267408 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000267408 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000267408 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000267408 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000267408 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000267408 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000267408 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000267408 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000267408 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%
C000267408 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000267408 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000267408 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000267408 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000275596 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000275596 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000275596 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000275596 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000275596 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000275596 [Member] | Eni S p A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000275596 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000275596 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000275596 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000275596 [Member] | Henkel AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000275596 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000275596 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000275596 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.90%
C000275596 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.00%
C000275596 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000275596 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000275596 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	29.60%
C000275596 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.50%
C000275596 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.50%
C000275596 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.20%
C000275596 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000275596 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000275597 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000275597 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000275597 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000275597 [Member] | BILL Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000275597 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000275597 [Member] | Universal Health Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000275597 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000275597 [Member] | Box Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000275597 [Member] | Roku Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000275597 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000275597 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000275597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000275597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000275597 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000275597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000275597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000275597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000275597 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000275597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000275597 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000275597 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000275597 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000275597 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%